Financial Instruments - Schedule of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Investments (Details) - Level 3 of fair value hierarchy - Preferred $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Equity Value | Market Backsolve & OPM | Seaport
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	538,635
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (22,099)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 21,716
Equity Value | Market Backsolve Approach Leverage Monte Carlo Simulation | Vedanta
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	30,845
Percentage of reasonably possible decrease in unobservable input, assets	5.00%
Percentage of reasonably possible increase in unobservable input, assets	5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (1,617)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 1,515
Time to Liquidity | Market Backsolve & OPM | Seaport
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	0.5
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 5,753
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (4,247)
Sensitivity range, decrease	3 months
Sensitivity range, increase	3 months
Time to Liquidity | Market Backsolve Approach Leverage Monte Carlo Simulation | Vedanta
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	0.27
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 5,238
Sensitivity range, decrease	3 months
Sensitivity range, increase	3 months
Volatility | Market Backsolve Approach Leverage Monte Carlo Simulation | Vedanta
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	1.55
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (2,976)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 518
Dosing Milestone Achieved Probability | Market Backsolve & OPM | Seaport
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	0.80
Percentage of reasonably possible decrease in unobservable input, assets	(10.00%)
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (7,871)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 7,871
Early and Late IPO Scenario Probability | Market Backsolve & OPM | Seaport
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible decrease in unobservable input, assets	(10.00%)
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (4,754)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 4,754
Early and Late IPO Scenario Probability | Market Backsolve & OPM | Seaport | Minimum
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	0.20
Early and Late IPO Scenario Probability | Market Backsolve & OPM | Seaport | Maximum
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	0.25